INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets consist of the following:
	Software Development Costs		Patents & Licenses		Trade Names & Technology		Customer Relationships
	Costs	Accumulated Amortization	Costs	Accumulated Amortization	Costs	Accumulated Amortization	Costs	Accumulated Amortization	Net
Balance as of December 31, 2016	$18,647,000	$(17,288,000)	$12,378,000	$(8,507,000)	$350,000	$(35,000)	$360,000	$(33,000)	$5,872,000
Additions	—	—	—	—	1,100,000	—	2,520,000	—	3,620,000
Impairments	—	—	—	—	—	—	—	—	—
Amortization	—	(460,000)	—	(332,000)	—	(96,000)	—	(368,000)	(1,256,000)
Balance as of June 30, 2017	$18,647,000	$(17,748,000)	$12,378,000	$(8,839,000)	$1,450,000	$(131,000)	$2,880,000	$(401,000)	$8,236,000

Intangible assets consist of the following finite assets:
	Software Development Costs		Patents & Licenses		Trade Names & Technology		Customer Relationships
	Costs	Accumulated Amortization	Costs	Accumulated Amortization	Costs	Accumulated Amortization	Costs	Accumulated Amortization	Net
Balance as of December 31, 2014	$16,455,000	$(5,494,000)	$12,378,000	$(6,957,000)	$—	$—	$—	$—	$16,382,000
Additions	2,192,000	—	—	—	—	—	—	—	2,192,000
Impairments	—	(2,092,000)	—	—	—	—	—	—	(2,092,000)
Amortization	—	(3,914,000)	—	(665,000)	—	—	—	—	(4,579,000)
Balance as of December 31, 2015	$18,647,000	$(11,500,000)	$12,378,000	$(7,622,000)	$—	$—	$—	$—	$11,903,000
Additions	—	—	—	—	350,000	—	360,000	—	710,000
Impairments	—	(2,462,000)	—	(221,000)	—	—	(2,683,000)
Amortization	—	(3,326,000)	—	(664,000)	—	(35,000)	—	(33,000)	(4,058,000)
Balance as of December 31, 2016	$18,647,000	$(17,288,000)	$12,378,000	$(8,507,000)	$350,000	$(35,000)	$360,000	$(33,000)	$5,872,000

Finite-lived Intangible Assets Amortization Expense [Table Text Block]
Estimated amortization expense for total intangible assets for the succeeding five years is as follows:
Balance 2017	$1,344,000
2018	2,298,000
2019	1,763,000
2020	993,000
2021	817,000
Thereafter	1,021,000
$8,236,000

Estimated amortization expense for total intangible assets for the succeeding five years is as follows:
2017	$1,661,000
2018	1,273,000
2019	738,000
2020	738,000
2021	738,000
Thereafter	724,000
$5,872,000